Cover Document	Nov. 04, 2026
Cover Page Document [Abstract]
Document Period End Date	Nov. 04, 2026
Entity Central Index Key	0001402057
Title of 12(b) Security	Common stock, par value $0.01 per share
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Registrant Name	CDW CORP
Entity File Number	001-35985
Entity Tax Identification Number	26-0273989
Entity Address, Address Line One	200 N. Milwaukee Avenue
Entity Address, City or Town	Vernon Hills
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60061
City Area Code	(847)
Local Phone Number	465-6000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CDW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false